Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue		€ 48,034	€ 15,290	€ 129,016	€ 28,278
Cost of sales		7,388	1,693	24,938	7,025
Gross profit		40,646	13,597	104,078	21,253
Research and development costs		111,439	97,431	322,573	271,006
Selling, general and administrative expenses		63,614	60,671	200,435	164,675
Operating profit / (loss)		(134,407)	(144,505)	(418,930)	(414,428)
Share of profit / (loss) of associate		(6,794)	(3,696)	(15,471)	(9,736)
Finance income		4,142	20,326	76,985	73,797
Finance expenses		24,519	41,247	35,640	25,381
Profit / (loss) before tax		(161,578)	(169,122)	(393,056)	(375,748)
Income taxes (expenses)		(645)	167	(1,513)	(28)
Net profit / (loss) for the period		(162,223)	(168,955)	(394,569)	(375,776)
Attributable to owners of the Company		€ (162,223)	€ (168,955)	€ (394,569)	€ (375,776)
Basic earnings/ (loss) per share		€ (2.88)	€ (3.03)	€ (7.02)	€ (6.7)
Diluted earnings/ (loss) per share		€ (2.88)	€ (3.03)	€ (7.02)	€ (6.7)
Number of shares used for calculation (basic and diluted)	[1]	56,272,698	55,831,561	56,194,956	56,115,782
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (162,223)	€ (168,955)	€ (394,569)	€ (375,776)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		571	(2,207)	(1,232)	(2,538)
Other comprehensive income / (loss) for the period, net of tax		571	(2,207)	(1,232)	(2,538)
Total comprehensive income / (loss)		(161,652)	(171,162)	(395,801)	(378,314)
Attributable to owners of the Company		€ (161,652)	€ (171,162)	€ (395,801)	€ (378,314)

[1]	As of September 30, 2023 and September 30, 2022, a total of 6,555,187 and 6,937,495 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.